Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following at the dates indicated (in thousands):

	December 31,
	2021	2020
Prepaid expenses and other current assets:
Prepaid insurance	$3,224	$49
Prepaid manufacturing expenses	1,028	—
Prepaid clinical development expenses	512	—
Other prepaid expenses	345	165
Other current assets	—	26
Total prepaid expenses and other current assets	$5,109	$240